Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 5.6%
Altium Ltd.	7,704	$ 348,316
ANZ Group Holdings Ltd.	171,871	3,229,060
APA Group	83,617	444,464
ASX Ltd.(1)	12,187	486,271
BlueScope Steel Ltd.	64,170	871,084
Brambles Ltd.	91,951	887,320
CAR Group Ltd.	24,284	568,540
Cochlear Ltd.	4,040	891,789
Coles Group Ltd.	98,905	1,120,456
Commonwealth Bank of Australia(1)	89,427	7,575,480
Computershare Ltd.	33,451	585,052
CSL Ltd.	30,631	6,006,653
Endeavour Group Ltd.	92,526	310,270
Fortescue Ltd.(1)	170,090	2,421,477
Goodman Group	106,731	2,462,272
Insurance Australia Group Ltd.	135,051	640,215
Macquarie Group Ltd.	21,916	2,982,138
Medibank Pvt Ltd.	169,618	420,367
National Australia Bank Ltd.	177,945	4,291,184
NEXTDC Ltd.(2)	35,571	415,288
Orica Ltd.	32,711	388,471
Pilbara Minerals Ltd.(1)	379,956	773,131
Pro Medicus Ltd.	3,214	305,241
Qantas Airways Ltd.(2)	56,530	219,999
QBE Insurance Group Ltd.	90,738	1,047,445
Ramsay Health Care Ltd.	12,004	378,992
REA Group Ltd.(1)	3,413	445,651
Reece Ltd.(1)	13,514	225,685
Scentre Group	306,402	635,079
Seven Group Holdings Ltd.	11,736	293,191
Sonic Healthcare Ltd.	28,021	489,350
South32 Ltd.	650,955	1,579,279
Stockland	140,481	389,100
Suncorp Group Ltd.	74,479	861,275
Telstra Group Ltd.	254,495	614,406
Transurban Group	184,276	1,519,829
Vicinity Ltd.	215,492	264,966
Wesfarmers Ltd.(1)	64,226	2,781,080
Westpac Banking Corp.(1)	198,141	3,587,768
WiseTech Global Ltd.(1)	11,064	735,522
Woolworths Group Ltd.	80,476	1,806,845
		$56,300,001
Austria — 0.3%
ANDRITZ AG	4,246	$262,414
BAWAG Group AG(3)	3,368	212,908
Erste Group Bank AG	16,028	758,688
OMV AG	20,613	895,990
Verbund AG	3,096	244,963
Security	Shares	Value
Austria (continued)
voestalpine AG	14,344	$ 387,788
		$ 2,762,751
Belgium — 0.7%
Ackermans & van Haaren NV	754	$ 130,254
Ageas SA	7,568	345,303
Anheuser-Busch InBev SA	49,340	2,864,471
Azelis Group NV	7,925	141,896
Colruyt Group NV	3,100	147,962
D'ieteren Group	906	191,847
Elia Group SA	1,495	139,628
Groupe Bruxelles Lambert NV	4,992	355,438
KBC Group NV	12,087	851,680
Liberty Global Ltd., Class A(2)	22,806	397,508
Sofina SA	788	179,312
Syensqo SA	3,282	292,945
UCB SA	5,719	849,197
Umicore SA(1)	10,753	161,819
Warehouses De Pauw CVA	8,082	218,284
		$7,267,544
Canada — 9.3%
Agnico Eagle Mines Ltd.	45,175	$2,954,760
Alimentation Couche-Tard, Inc.	52,475	2,944,706
AltaGas Ltd.	41,413	935,694
Bank of Montreal	42,228	3,544,491
Bank of Nova Scotia(1)	73,334	3,354,586
BCE, Inc.(1)	20,902	676,998
Brookfield Asset Management Ltd., Class A	21,507	818,745
Brookfield Corp.	83,874	3,488,491
CAE, Inc.(2)	19,361	359,609
Cameco Corp.	48,684	2,395,322
Canadian Imperial Bank of Commerce(1)	54,433	2,588,258
Canadian National Railway Co.	41,464	4,899,726
Canadian Pacific Kansas City Ltd.(1)	62,231	4,900,967
Canadian Tire Corp. Ltd., Class A(1)	3,361	333,484
CCL Industries, Inc., Class B	10,684	561,827
Celestica, Inc.(2)	7,627	436,752
CGI, Inc.(2)	13,323	1,329,817
Constellation Software, Inc.	1,289	3,714,106
Descartes Systems Group, Inc.(2)	5,698	552,078
Dollarama, Inc.	16,031	1,463,713
Element Fleet Management Corp.	27,674	503,495
Emera, Inc.(1)	16,062	535,967
Empire Co. Ltd., Class A(1)	11,152	285,067
FirstService Corp.	2,111	321,268
Fortis, Inc.(1)	29,015	1,127,684
George Weston Ltd.	3,990	573,950
GFL Environmental, Inc.(1)	13,205	514,281
Gildan Activewear, Inc.	9,372	355,479
Great-West Lifeco, Inc.(1)	17,651	514,931

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Hydro One Ltd.(3)	19,532	$ 568,949
iA Financial Corp., Inc.	5,199	326,484
IGM Financial, Inc.(1)	4,844	133,736
Intact Financial Corp.	10,716	1,786,013
Loblaw Cos. Ltd.	10,125	1,174,546
Lundin Mining Corp.	89,343	994,623
Magna International, Inc.(1)	16,972	711,127
Manulife Financial Corp.	107,301	2,857,334
Metro, Inc.(1)	15,494	858,368
National Bank of Canada	20,067	1,591,660
Nutrien Ltd.(1)	33,724	1,716,952
Open Text Corp.	18,636	559,604
Power Corp. of Canada(1)	31,599	878,180
RB Global, Inc.(1)	11,772	897,840
Rogers Communications, Inc., Class B	24,741	915,094
Royal Bank of Canada	73,399	7,814,454
Saputo, Inc.	17,192	386,052
Shopify, Inc., Class A(2)	70,736	4,672,113
Stantec, Inc.	7,224	604,777
Sun Life Financial, Inc.	33,506	1,642,910
Teck Resources Ltd., Class B	54,056	2,590,484
TELUS Corp.	31,329	474,269
TFI International, Inc.(1)	4,940	717,285
Thomson Reuters Corp.	8,700	1,466,545
TMX Group Ltd.	17,677	492,044
Toromont Industries Ltd.	5,188	459,356
Toronto-Dominion Bank	100,729	5,536,947
Waste Connections, Inc.	15,909	2,791,299
West Fraser Timber Co. Ltd.(1)	3,117	239,394
WSP Global, Inc.(1)	7,833	1,219,739
		$94,064,430
Denmark — 3.1%
AP Moller - Maersk AS, Class B	359	$622,630
Carlsberg AS, Class B	5,390	647,091
Coloplast AS, Class B	5,975	718,273
Danske Bank AS	29,750	887,324
Demant AS(2)	4,371	189,311
DSV AS	8,872	1,361,835
Genmab AS(2)	3,017	756,040
GN Store Nord AS(2)	6,527	181,834
Jyske Bank AS	1,791	142,678
Novo Nordisk AS, Class B	156,513	22,394,624
Novonesis (Novozymes), Class B	18,107	1,106,236
Orsted AS(2)(3)	9,621	511,082
Pandora AS	4,098	616,802
Rockwool AS, Class B	398	161,341
Tryg AS	13,664	298,540
Vestas Wind Systems AS(2)	51,748	1,199,931
		$31,795,572
Security	Shares	Value
Finland — 0.9%
Elisa OYJ	6,281	$ 287,562
Fortum OYJ	17,211	251,961
Kesko OYJ, Class B	12,395	218,053
Kone OYJ, Class B	17,107	848,188
Metso OYJ	34,987	371,855
Neste OYJ	60,717	1,083,464
Nokia OYJ	239,441	911,328
Nordea Bank Abp	143,241	1,707,518
Orion OYJ, Class B	4,150	176,996
Sampo OYJ, Class A	20,706	892,930
Stora Enso OYJ, Class R	33,759	460,996
UPM-Kymmene OYJ	26,306	923,934
Valmet OYJ(1)	7,840	224,375
Wartsila OYJ Abp	24,526	475,468
		$8,834,628
France — 8.6%
Accor SA	10,017	$409,886
Air Liquide SA	34,621	5,975,151
Alstom SA	24,795	418,163
Amundi SA(3)	2,563	165,767
Arkema SA	3,932	342,648
AXA SA	88,478	2,899,533
BioMerieux	2,430	231,066
BNP Paribas SA	51,218	3,275,498
Bouygues SA	11,747	377,600
Bureau Veritas SA	19,890	552,725
Capgemini SE	8,654	1,719,008
Carrefour SA(1)	33,800	478,955
Cie de Saint-Gobain SA	38,444	2,989,949
Cie Generale des Etablissements Michelin SCA	38,535	1,489,420
Covivio SA	2,495	119,307
Credit Agricole SA	63,423	866,017
Danone SA	38,636	2,366,447
Dassault Systemes SE	35,759	1,344,573
Edenred SE	15,482	656,620
Eiffage SA	3,806	349,796
Elis SA	12,454	270,248
Engie SA	97,866	1,401,476
EssilorLuxottica SA	16,614	3,570,075
Eurazeo SE	1,825	145,523
Eurofins Scientific SE(1)	8,492	425,186
Gecina SA	2,588	238,901
Getlink SE	19,320	319,889
Hermes International SCA	1,672	3,861,694
Ipsen SA	1,880	230,975
Kering SA	3,566	1,297,114
Klepierre SA	11,318	302,167
Legrand SA	15,639	1,552,252
L'Oreal SA	11,449	5,039,456
LVMH Moet Hennessy Louis Vuitton SE	12,506	9,601,992

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Neoen SA(3)	6,297	$ 254,681
Nexans SA	1,893	208,340
Orange SA	92,947	932,305
Pernod Ricard SA	12,201	1,664,700
Publicis Groupe SA(1)	12,958	1,376,386
Renault SA	11,932	611,929
Rexel SA	14,220	367,851
Safran SA	20,464	4,312,962
Sanofi SA	62,749	6,051,710
Sartorius Stedim Biotech	1,493	246,735
Schneider Electric SE	30,970	7,424,927
SCOR SE	7,381	187,096
SEB SA	1,385	142,148
Societe Generale SA	36,877	867,018
Sodexo SA	4,875	439,145
Sopra Steria Group	871	169,377
SPIE SA	6,201	224,665
Teleperformance SE	3,016	318,636
Thales SA	5,268	842,713
Unibail-Rodamco-Westfield(2)	5,990	473,372
Veolia Environnement SA	38,296	1,147,074
Verallia SA(3)	4,023	146,390
Vinci SA	25,034	2,638,693
Vivendi SE	38,208	399,335
		$86,733,265
Germany — 6.7%
adidas AG	7,718	$1,842,800
Allianz SE	19,465	5,406,034
Bayerische Motoren Werke AG	19,505	1,845,006
Bechtle AG	4,581	215,485
Beiersdorf AG	4,879	714,119
BioNTech SE ADR(2)	3,242	260,527
Brenntag SE	7,141	481,731
Carl Zeiss Meditec AG	1,767	124,227
Commerzbank AG	54,404	825,213
Continental AG	6,015	340,673
Covestro AG(2)(3)	11,397	668,057
CTS Eventim AG & Co. KGaA	3,411	283,964
Daimler Truck Holding AG	30,433	1,213,764
Delivery Hero SE(2)(3)	8,407	199,705
Deutsche Boerse AG	9,121	1,864,302
Deutsche Lufthansa AG	32,660	200,326
Deutsche Post AG	54,405	2,209,219
Deutsche Telekom AG	176,866	4,445,616
E.ON SE	116,258	1,527,943
Evonik Industries AG	13,617	277,852
Fraport AG Frankfurt Airport Services Worldwide(2)	1,989	102,920
GEA Group AG	9,201	382,517
Hannover Rueck SE	2,833	717,141
Heidelberg Materials AG	17,460	1,804,912
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	13,585	$ 1,068,829
Infineon Technologies AG	72,584	2,663,855
KION Group AG	3,562	148,797
Knorr-Bremse AG	3,492	266,911
LEG Immobilien SE	3,735	305,135
Mercedes-Benz Group AG	49,750	3,443,272
Merck KGaA	6,823	1,128,357
MTU Aero Engines AG	3,234	824,519
Muenchener Rueckversicherungs-Gesellschaft AG	6,736	3,367,699
Nemetschek SE	2,636	257,344
Puma SE	4,756	218,443
Qiagen NV(2)	10,723	440,608
SAP SE	56,567	11,362,928
Scout24 SE(3)	4,026	307,602
Siemens AG	43,336	8,065,935
Siemens Energy AG(2)	34,213	892,090
Siemens Healthineers AG(3)	15,464	890,557
Symrise AG	8,191	1,002,227
Talanx AG	3,112	247,994
Volkswagen AG	11,710	1,403,138
Vonovia SE	44,254	1,259,399
Zalando SE(2)(3)	11,463	269,089
		$67,788,781
Hong Kong — 1.3%
AIA Group Ltd.	604,983	$4,093,162
BOC Hong Kong Holdings Ltd.	191,350	590,448
Chow Tai Fook Jewellery Group Ltd.	128,000	138,573
CK Infrastructure Holdings Ltd.	31,500	177,890
CLP Holdings Ltd.	98,000	792,636
ESR Group Ltd.(3)	133,400	175,415
Hang Seng Bank Ltd.	41,079	528,126
Henderson Land Development Co. Ltd.	71,355	191,315
HKT Trust & HKT Ltd.	172,000	192,923
Hong Kong Exchanges & Clearing Ltd.	64,299	2,057,769
Hongkong Land Holdings Ltd.	62,000	199,750
Lenovo Group Ltd.	488,000	684,857
Link REIT	141,600	549,884
MTR Corp. Ltd.	103,876	327,877
Sino Land Co. Ltd.	178,000	183,180
Sun Hung Kai Properties Ltd.	83,801	726,097
Swire Pacific Ltd., Class A	24,393	215,356
Techtronic Industries Co. Ltd.	71,493	815,012
WH Group Ltd.(3)	535,041	352,167
Wharf Holdings Ltd.	63,779	179,212
Wharf Real Estate Investment Co. Ltd.	88,000	233,238
		$13,404,887
Ireland — 1.2%
AIB Group PLC	88,037	$464,931
Bank of Ireland Group PLC	59,693	623,581

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
DCC PLC	13,726	$ 957,962
Experian PLC	59,912	2,783,316
Glanbia PLC	12,266	238,353
ICON PLC(2)	4,771	1,495,565
James Hardie Industries PLC, CDI(2)	61,141	1,913,567
Kerry Group PLC, Class A	9,995	809,986
Kingspan Group PLC	22,340	1,898,626
Smurfit Kappa Group PLC	16,798	748,000
		$11,933,887
Israel — 0.6%
Bank Hapoalim BM	79,259	$699,983
Bank Leumi Le-Israel BM	92,871	757,046
Check Point Software Technologies Ltd.(2)	5,786	954,690
CyberArk Software Ltd.(2)	3,011	823,268
Mizrahi Tefahot Bank Ltd.	10,489	355,697
Monday.com Ltd.(2)	2,296	552,785
Nice Ltd.(2)	4,619	794,637
Nova Ltd.(2)	2,048	480,318
Wix.com Ltd.(2)	3,514	558,972
		$5,977,396
Italy — 2.0%
A2A SpA	77,405	$153,663
Amplifon SpA(1)	8,729	310,403
Assicurazioni Generali SpA	60,178	1,498,070
Banca Generali SpA	3,139	126,004
Banca Mediolanum SpA	12,598	138,827
Banca Monte dei Paschi di Siena SpA	53,164	250,644
Banco BPM SpA	68,872	443,247
BPER Banca SpA	62,930	318,571
Brunello Cucinelli SpA	1,844	184,042
De' Longhi SpA	3,828	119,776
DiaSorin SpA	1,327	132,010
Enel SpA	466,724	3,238,500
FinecoBank Banca Fineco SpA	35,236	523,581
Hera SpA(1)	48,247	164,912
Infrastrutture Wireless Italiane SpA(3)	24,796	258,268
Interpump Group SpA	4,690	208,082
Intesa Sanpaolo SpA	836,515	3,108,836
Mediobanca Banca di Credito Finanziario SpA	36,129	528,858
Moncler SpA	13,054	800,783
Nexi SpA(2)(3)	39,465	240,579
Poste Italiane SpA(3)	24,116	306,865
PRADA SpA	34,400	256,330
Prysmian SpA	19,258	1,188,930
Recordati Industria Chimica e Farmaceutica SpA	5,927	308,487
Reply SpA	1,162	171,336
Snam SpA(1)	122,821	542,379
Telecom Italia SpA(2)	1,017,503	243,365
Terna - Rete Elettrica Nazionale(1)	81,023	624,576
Security	Shares	Value
Italy (continued)
UniCredit SpA	83,730	$ 3,098,514
Unipol Gruppo SpA	23,330	231,371
		$ 19,719,809
Japan — 17.1%
Advantest Corp.	42,200	$ 1,710,195
Aeon Co. Ltd.	33,379	714,410
AGC, Inc.(1)	24,855	808,749
Aisin Corp.	8,600	280,951
Ajinomoto Co., Inc.	28,108	989,267
ANA Holdings, Inc.	9,256	171,080
Asahi Group Holdings Ltd.	30,000	1,061,537
Asics Corp.	33,600	518,050
Astellas Pharma, Inc.	108,171	1,067,187
Bandai Namco Holdings, Inc.	31,325	613,699
Bridgestone Corp.(1)	34,900	1,377,133
Canon, Inc.(1)	51,768	1,404,344
Capcom Co. Ltd.	19,000	359,421
Central Japan Railway Co.	48,035	1,041,260
Chiba Bank Ltd.	26,800	240,216
Chugai Pharmaceutical Co. Ltd.	39,056	1,390,720
Concordia Financial Group Ltd.	62,900	372,586
Dai Nippon Printing Co. Ltd.	12,029	405,866
Daifuku Co. Ltd.	18,100	339,953
Dai-ichi Life Holdings, Inc.	49,494	1,325,441
Daiichi Sankyo Co. Ltd.	98,339	3,417,646
Daikin Industries Ltd.	14,800	2,060,392
Daito Trust Construction Co. Ltd.	3,600	372,641
Daiwa House Industry Co. Ltd.	34,692	883,254
Daiwa Securities Group, Inc.	62,800	482,135
Denso Corp.	106,788	1,666,857
Dentsu Group, Inc.(1)	13,500	341,826
Disco Corp.	5,600	2,133,038
East Japan Railway Co.	57,678	960,319
Ebara Corp.	27,500	438,625
Eisai Co. Ltd.	14,425	593,785
FANUC Corp.	59,955	1,645,927
Fast Retailing Co. Ltd.	9,226	2,333,633
Fuji Electric Co. Ltd.	8,500	485,695
FUJIFILM Holdings Corp.	60,600	1,421,476
Fujitsu Ltd.	103,780	1,627,632
Hankyu Hanshin Holdings, Inc.	14,200	378,789
Hikari Tsushin, Inc.	900	168,589
Hitachi Construction Machinery Co. Ltd.	5,500	147,483
HOYA Corp.	20,487	2,395,736
Hulic Co. Ltd.(1)	19,900	176,877
Isetan Mitsukoshi Holdings Ltd.	15,100	283,832
Isuzu Motors Ltd.	31,300	416,116
ITOCHU Corp.	61,900	3,042,890
Japan Airlines Co. Ltd.	7,300	115,340
Japan Exchange Group, Inc.	24,200	567,571

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	73,800	$ 700,729
Kajima Corp.	22,000	381,612
Kao Corp.(1)	23,163	937,799
Kawasaki Heavy Industries Ltd.	8,800	335,964
KDDI Corp.	86,118	2,281,396
Keisei Electric Railway Co. Ltd.	8,900	287,810
Keyence Corp.	11,800	5,164,599
Kikkoman Corp.	49,645	576,976
Kirin Holdings Co. Ltd.	49,900	644,588
Komatsu Ltd.	56,746	1,657,524
Kubota Corp.	60,294	847,311
Kyocera Corp.	70,800	816,595
Kyowa Kirin Co. Ltd.	12,806	219,503
LY Corp.	151,700	366,305
M3, Inc.	24,900	238,244
Makita Corp.	11,792	322,841
Marubeni Corp.	77,600	1,438,903
MatsukiyoCocokara & Co.	17,100	245,562
MEIJI Holdings Co. Ltd.	13,142	284,237
MINEBEA MITSUMI, Inc.	21,400	440,858
Mitsubishi Chemical Group Corp.	72,560	404,289
Mitsubishi Electric Corp.	112,707	1,806,143
Mitsubishi Estate Co. Ltd.	58,308	917,967
Mitsubishi HC Capital, Inc.	43,000	284,509
Mitsubishi Heavy Industries Ltd.	189,000	2,034,598
Mitsubishi UFJ Financial Group, Inc.(4)	609,057	6,572,960
Mitsui Chemicals, Inc.	9,600	265,837
Mitsui Fudosan Co. Ltd.	141,300	1,300,513
Mizuho Financial Group, Inc.	126,858	2,670,030
MS&AD Insurance Group Holdings, Inc.	62,400	1,393,143
Murata Manufacturing Co. Ltd.	100,959	2,090,697
Nidec Corp.	23,680	1,065,589
Nintendo Co. Ltd.	61,590	3,289,000
Nippon Building Fund, Inc.(1)	82	287,641
Nippon Paint Holdings Co. Ltd.	54,745	357,867
Nippon Telegraph & Telephone Corp.	1,806,100	1,707,853
Nissin Foods Holdings Co. Ltd.	13,497	343,171
Nitori Holdings Co. Ltd.	4,468	473,014
Nitto Denko Corp.	9,386	744,468
Nomura Holdings, Inc.	148,200	856,052
Nomura Research Institute Ltd.	21,400	604,843
NTT Data Group Corp.	31,135	459,958
Obayashi Corp.	39,100	467,260
Olympus Corp.	65,000	1,049,251
Omron Corp.	9,582	331,807
Ono Pharmaceutical Co. Ltd.	22,822	311,824
Oracle Corp. Japan	2,126	146,703
Oriental Land Co. Ltd.	58,785	1,642,695
ORIX Corp.	63,167	1,400,025
Osaka Gas Co. Ltd.	21,800	481,787
Otsuka Corp.	13,176	254,140
Security	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	25,820	$ 1,090,811
Panasonic Holdings Corp.	126,200	1,037,427
Rakuten Group, Inc.(2)	80,400	416,507
Recruit Holdings Co. Ltd.	85,579	4,604,762
Renesas Electronics Corp.	82,900	1,572,169
Resona Holdings, Inc.	108,233	719,981
SBI Holdings, Inc.	14,400	365,479
SCREEN Holdings Co. Ltd.	4,600	417,031
SCSK Corp.	8,000	160,052
Secom Co. Ltd.	11,900	704,766
Seiko Epson Corp.	16,200	253,256
Sekisui Chemical Co. Ltd.	19,172	266,157
Sekisui House Ltd.	31,170	692,759
SG Holdings Co. Ltd.	15,600	144,259
Shimadzu Corp.	15,026	376,612
Shin-Etsu Chemical Co. Ltd.	106,185	4,128,646
Shionogi & Co. Ltd.	13,354	520,119
Shiseido Co. Ltd.	18,397	524,299
Shizuoka Financial Group, Inc.	24,800	239,737
SMC Corp.	3,432	1,635,199
SoftBank Corp.	168,300	2,058,311
SoftBank Group Corp.	57,390	3,691,393
Sompo Holdings, Inc.	47,211	1,011,434
Sony Group Corp.	71,300	6,076,267
Sumitomo Electric Industries Ltd.	46,473	726,582
Sumitomo Forestry Co. Ltd.	8,600	275,695
Sumitomo Mitsui Financial Group, Inc.	68,053	4,568,049
Sumitomo Mitsui Trust Holdings, Inc.	33,432	768,307
Suntory Beverage & Food Ltd.	8,300	294,785
Sysmex Corp.	26,178	422,564
T&D Holdings, Inc.	26,419	461,462
Takeda Pharmaceutical Co. Ltd.	90,052	2,335,789
TDK Corp.	21,142	1,300,060
Terumo Corp.	76,192	1,263,659
Toho Co. Ltd.	8,500	248,660
Tokio Marine Holdings, Inc.	91,100	3,423,451
Tokyo Electron Ltd.	25,978	5,686,594
Tokyo Gas Co. Ltd.	19,500	419,796
Tokyu Corp.	28,932	319,474
TOPPAN Holdings, Inc.	14,500	402,237
Toray Industries, Inc.	88,250	418,547
Toyo Suisan Kaisha Ltd.	5,400	321,636
Toyota Industries Corp.	9,275	788,981
Toyota Motor Corp.	659,515	13,531,574
Trend Micro, Inc.	6,493	264,660
Unicharm Corp.	24,402	784,163
West Japan Railway Co.	25,220	470,592
Yakult Honsha Co. Ltd.	14,572	261,078
Yamaha Motor Co. Ltd.(1)	50,175	466,467
Yaskawa Electric Corp.(1)	17,700	638,244
Yokogawa Electric Corp.	13,300	323,005

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Zensho Holdings Co. Ltd.	6,300	$ 240,186
ZOZO, Inc.	6,400	160,010
		$ 173,248,899
Netherlands — 5.0%
Aalberts NV	5,731	$ 232,064
ABN AMRO Bank NV(3)	22,777	374,082
Adyen NV(2)(3)	1,554	1,845,648
Aegon Ltd.	66,078	408,555
AerCap Holdings NV	12,610	1,175,252
Akzo Nobel NV	8,978	547,203
Arcadis NV	3,414	216,042
Argenx SE(2)(5)	2,873	1,246,562
Argenx SE(2)(5)	273	118,452
ASM International NV	2,486	1,900,239
ASML Holding NV	20,086	20,470,965
ASR Nederland NV	6,938	330,309
BE Semiconductor Industries NV	4,086	682,572
Euronext NV(3)	3,924	363,639
Ferrovial SE(1)	23,907	928,736
IMCD NV	2,903	400,171
ING Groep NV, Series N	151,968	2,611,216
JDE Peet's NV(1)	6,901	137,642
Koninklijke Ahold Delhaize NV	54,632	1,607,661
Koninklijke KPN NV	188,863	723,862
Koninklijke Vopak NV	8,165	339,224
NN Group NV	13,281	617,280
NXP Semiconductors NV	13,139	3,535,573
Prosus NV	78,205	2,780,850
Randstad NV	6,100	276,956
Stellantis NV	111,463	2,203,479
STMicroelectronics NV(5)	13,134	514,432
STMicroelectronics NV(5)	18,622	729,792
Universal Music Group NV	39,963	1,188,830
Wolters Kluwer NV	12,784	2,111,127
		$50,618,415
New Zealand — 0.2%
Auckland International Airport Ltd.	78,614	$365,169
Fisher & Paykel Healthcare Corp. Ltd.	26,716	488,989
Meridian Energy Ltd.	60,330	231,090
Xero Ltd.(2)	6,564	593,625
		$1,678,873
Norway — 0.6%
DNB Bank ASA	58,102	$1,140,012
Gjensidige Forsikring ASA	12,137	216,609
Kongsberg Gruppen ASA	5,633	458,713
Mowi ASA	34,904	580,117
Norsk Hydro ASA	185,681	1,157,625
Orkla ASA	62,474	506,612
Security	Shares	Value
Norway (continued)
Salmar ASA	5,001	$ 262,276
Schibsted ASA, Class A	11,091	326,584
Storebrand ASA	27,289	278,606
Telenor ASA	45,605	520,809
Yara International ASA	11,885	342,501
		$ 5,790,464
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$ 195,521
EDP - Energias de Portugal SA	180,224	675,713
Jeronimo Martins SGPS SA	19,321	377,609
		$1,248,843
Singapore — 1.1%
CapitaLand Ascendas REIT	177,800	$334,997
CapitaLand Integrated Commercial Trust	253,800	369,520
CapitaLand Investment Ltd.	128,100	250,527
DBS Group Holdings Ltd.	94,871	2,498,788
Flex Ltd.(2)	20,684	609,971
Grab Holdings Ltd., Class A(2)	120,254	426,902
Oversea-Chinese Banking Corp. Ltd.	153,271	1,627,644
Sea Ltd. ADR(2)	17,874	1,276,561
Singapore Airlines Ltd.	89,956	457,063
Singapore Exchange Ltd.	50,000	348,671
Singapore Technologies Engineering Ltd.	94,000	299,328
Singapore Telecommunications Ltd.	387,412	783,956
United Overseas Bank Ltd.	60,659	1,399,180
		$10,683,108
South Korea — 3.9%
AMOREPACIFIC Corp.	1,559	$188,718
Doosan Enerbility Co. Ltd.(2)	24,719	359,359
Hana Financial Group, Inc.	15,371	676,017
HD Hyundai Electric Co. Ltd.	1,310	292,745
HMM Co. Ltd.	17,532	249,790
Hyundai Mobis Co. Ltd.	3,302	599,885
Hyundai Motor Co.	10,028	2,138,550
Kakao Corp.	18,710	548,158
KB Financial Group, Inc.	19,991	1,137,091
Kia Corp.	14,137	1,322,818
Krafton, Inc.(2)	1,857	377,751
KT Corp.	7,272	197,080
LG Chem Ltd.	3,068	764,529
LG Electronics, Inc.	6,427	515,093
LG Energy Solution Ltd.(2)	2,471	582,399
Meritz Financial Group, Inc.	4,993	285,886
NAVER Corp.	7,777	935,835
POSCO Holdings, Inc.	8,945	2,341,281
Samsung Biologics Co. Ltd.(2)(3)	1,060	557,852
Samsung C&T Corp.	4,647	476,899
Samsung Electro-Mechanics Co. Ltd.	3,347	381,629

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	284,519	$ 16,745,017
Samsung Heavy Industries Co. Ltd.(2)	40,584	275,258
Samsung Life Insurance Co. Ltd.	4,125	263,837
Samsung SDS Co. Ltd.	2,354	252,671
Shinhan Financial Group Co. Ltd.	23,071	804,300
SK Hynix, Inc.	30,347	5,150,145
SK Square Co. Ltd.(2)	4,805	346,744
SK Telecom Co. Ltd.	5,827	217,564
Woori Financial Group, Inc.	32,388	345,575
		$39,330,476
Spain — 2.0%
Acciona SA(1)	1,468	$173,731
Aena SME SA(3)	3,569	722,712
Amadeus IT Group SA(1)	22,054	1,467,570
Banco Bilbao Vizcaya Argentaria SA	267,558	2,685,879
Banco de Sabadell SA	265,790	513,147
Banco Santander SA	711,321	3,309,615
Bankinter SA(1)	23,595	193,073
CaixaBank SA	196,069	1,041,233
Cellnex Telecom SA(2)(3)	26,856	873,477
EDP Renovaveis SA(1)	12,438	173,799
Endesa SA(1)	13,380	251,396
Grifols SA(2)	22,585	191,002
Iberdrola SA	307,214	3,986,080
Industria de Diseno Textil SA	50,823	2,522,010
International Consolidated Airlines Group SA(2)	140,926	288,187
Mapfre SA(1)	63,000	145,287
Merlin Properties Socimi SA	14,538	162,044
Naturgy Energy Group SA(1)	5,676	123,367
Redeia Corp. SA(1)	17,781	310,926
Telefonica SA(1)	208,293	882,379
		$20,016,914
Sweden — 3.0%
AAK AB	12,128	$355,117
AddTech AB, Class B	15,456	385,435
Alfa Laval AB	14,396	630,424
Assa Abloy AB, Class B	53,922	1,527,099
Atlas Copco AB, Class A	211,722	3,975,343
Axfood AB	5,804	152,137
Beijer Ref AB	23,956	369,754
Boliden AB	37,192	1,196,125
Castellum AB(2)	19,997	244,042
Epiroc AB, Class A	51,962	1,041,181
EQT AB	16,376	480,101
Essity AB, Class B	31,088	794,759
Fastighets AB Balder, Class B(2)	31,663	217,356
Getinge AB, Class B	10,883	184,858
H & M Hennes & Mauritz AB, Class B	29,152	461,771
Hexagon AB, Class B	104,300	1,181,847
Security	Shares	Value
Sweden (continued)
Holmen AB, Class B	6,436	$ 253,239
Husqvarna AB, Class B	19,098	152,722
Industrivarden AB, Class A	12,183	415,002
Indutrade AB	14,507	372,607
Investment AB Latour, Class B	5,932	160,232
Investor AB, Class B	85,591	2,345,455
L E Lundbergforetagen AB, Class B	4,524	223,742
Lifco AB, Class B	12,322	338,205
Nibe Industrier AB, Class B	84,300	355,539
Saab AB, Class B	20,088	482,611
Sagax AB, Class B	10,955	280,734
Sandvik AB	55,204	1,109,287
Skandinaviska Enskilda Banken AB, Class A	73,889	1,092,424
Skanska AB, Class B	17,772	320,613
SKF AB, Class B	19,064	383,134
Spotify Technology SA(2)	7,329	2,299,767
SSAB AB, Class A	116,016	638,931
Svenska Cellulosa AB SCA, Class B	37,124	546,346
Svenska Handelsbanken AB, Class A	62,099	593,426
Sweco AB, Class B	8,161	111,904
Swedbank AB, Class A	48,033	989,396
Swedish Orphan Biovitrum AB(2)	7,933	212,200
Tele2 AB, Class B	26,729	269,813
Telia Co. AB	108,966	292,147
Trelleborg AB, Class B	12,703	494,352
Volvo AB, Class B	93,072	2,391,431
		$30,322,608
Switzerland — 8.9%
ABB Ltd.	87,090	$4,829,219
Adecco Group AG	9,536	316,356
Alcon, Inc.	24,094	2,141,760
Avolta AG	4,955	192,636
Bachem Holding AG	1,448	132,314
Baloise Holding AG	2,120	373,763
Banque Cantonale Vaudoise	1,552	164,671
Barry Callebaut AG	180	293,438
Belimo Holding AG	579	290,413
BKW AG	797	127,214
Chocoladefabriken Lindt & Spruengli AG PC	111	1,296,570
Chubb Ltd.	17,624	4,495,530
Cie Financiere Richemont SA, Class A	23,148	3,617,638
Clariant AG	7,779	122,547
Coca-Cola HBC AG	11,049	376,044
DSM-Firmenich AG	9,408	1,059,389
Emmi AG	100	98,908
Flughafen Zurich AG	1,193	264,082
Garmin Ltd.	7,330	1,194,204
Geberit AG	4,093	2,410,989
Georg Fischer AG	3,626	242,562
Givaudan SA	443	2,098,321

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG	1,201	$ 162,327
Holcim AG	40,402	3,571,216
Julius Baer Group Ltd.	8,751	489,462
Kuehne & Nagel International AG	2,936	844,928
Logitech International SA	7,800	750,678
Lonza Group AG	3,535	1,924,471
Nestle SA	136,404	13,923,338
Novartis AG	95,171	10,133,011
On Holding AG, Class A(2)	10,180	394,984
Partners Group Holding AG	976	1,249,822
PSP Swiss Property AG	1,851	237,613
Roche Holding AG	35,234	9,761,887
Schindler Holding AG	3,040	757,835
SFS Group AG	841	111,621
SGS SA	8,187	729,886
SIG Group AG	13,847	254,450
Sika AG	8,046	2,296,807
Sonova Holding AG	2,244	691,302
Straumann Holding AG	5,269	650,398
Swatch Group AG	1,863	381,687
Swiss Life Holding AG	1,304	957,048
Swiss Prime Site AG	3,251	307,853
Swiss Re AG	12,755	1,581,325
Swisscom AG	1,188	668,031
TE Connectivity Ltd.	16,175	2,433,205
Temenos AG	2,695	185,716
UBS Group AG	142,661	4,189,974
VAT Group AG(3)	1,296	731,795
Zurich Insurance Group AG	6,458	3,440,148
		$89,951,386
Taiwan — 6.0%
Accton Technology Corp.	30,000	$510,584
Advantech Co. Ltd.	27,246	310,190
Airtac International Group	8,000	242,819
Alchip Technologies Ltd.	4,000	301,184
ASE Technology Holding Co. Ltd.	182,904	947,499
Asia Vital Components Co. Ltd.	17,000	398,073
Cathay Financial Holding Co. Ltd.(2)	481,973	875,300
Chailease Holding Co. Ltd.	70,824	334,288
Chang Hwa Commercial Bank Ltd.	231,896	131,818
Cheng Shin Rubber Industry Co. Ltd.	98,000	149,181
Chunghwa Telecom Co. Ltd.(2)	198,055	767,441
CTBC Financial Holding Co. Ltd.	994,000	1,159,087
Delta Electronics, Inc.	100,319	1,196,555
E Ink Holdings, Inc.	46,000	356,173
E.Sun Financial Holding Co. Ltd.	617,822	543,916
Eva Airways Corp.	198,000	232,419
Evergreen Marine Corp. Taiwan Ltd.	66,200	393,687
Far EasTone Telecommunications Co. Ltd.	78,073	202,438
First Financial Holding Co. Ltd.	571,936	495,497
Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	435,227	$ 1,062,907
Gigabyte Technology Co. Ltd.	30,000	280,826
Global Unichip Corp.	4,000	197,165
Globalwafers Co. Ltd.	13,000	215,263
Hotai Motor Co. Ltd.	15,320	293,626
Hua Nan Financial Holdings Co. Ltd.	389,937	317,100
Inventec Corp.	143,000	244,627
Lite-On Technology Corp.	125,000	406,061
MediaTek, Inc.	78,883	3,397,363
Mega Financial Holding Co. Ltd.	534,018	664,741
Nanya Technology Corp.(2)	53,000	113,696
Novatek Microelectronics Corp.	28,000	522,194
President Chain Store Corp.	29,828	251,399
Quanta Computer, Inc.	148,398	1,418,632
Realtek Semiconductor Corp.	26,000	436,312
Shanghai Commercial & Savings Bank Ltd.	252,081	358,212
SinoPac Financial Holdings Co. Ltd.	581,721	456,349
Taishin Financial Holding Co. Ltd.	666,403	387,402
Taiwan Mobile Co. Ltd.	90,748	299,261
Taiwan Semiconductor Manufacturing Co. Ltd.	1,181,240	34,997,322
TCC Group Holdings	960,000	1,011,798
Unimicron Technology Corp.	62,000	343,023
Uni-President Enterprises Corp.	310,000	776,878
United Microelectronics Corp.(2)	660,000	1,141,493
Wan Hai Lines Ltd.	99,270	271,398
Wiwynn Corp.	5,000	404,937
Yageo Corp.	19,326	434,103
Yang Ming Marine Transport Corp.	122,000	280,710
Yuanta Financial Holding Co. Ltd.	596,973	588,732
		$61,121,679
United Kingdom — 11.3%
3i Group PLC	55,985	$2,157,710
Admiral Group PLC	16,872	557,535
Anglo American PLC	105,930	3,347,438
Antofagasta PLC	46,769	1,242,934
Ashtead Group PLC	29,745	1,983,208
Associated British Foods PLC	21,710	677,870
AstraZeneca PLC	79,162	12,320,216
Auto Trader Group PLC(3)	51,638	519,745
Aviva PLC	154,561	930,967
B&M European Value Retail SA	48,687	268,216
BAE Systems PLC	207,105	3,449,671
Barratt Developments PLC	56,017	332,692
Beazley PLC	33,360	297,956
Berkeley Group Holdings PLC	6,369	367,998
BP PLC	1,030,450	6,204,100
British Land Co. PLC	52,144	271,035
BT Group PLC	373,220	661,663
Bunzl PLC	18,292	694,988
Centrica PLC	305,679	521,028

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	14,848	$ 1,081,974
Compass Group PLC	119,157	3,246,230
ConvaTec Group PLC(3)	109,730	325,099
Croda International PLC	10,017	498,336
Diageo PLC	146,750	4,607,066
Diploma PLC	7,669	400,872
DS Smith PLC	98,333	521,161
GSK PLC	244,675	4,706,130
Haleon PLC	406,514	1,653,990
Halma PLC	26,048	887,860
Hargreaves Lansdown PLC	17,001	242,340
Hikma Pharmaceuticals PLC	8,655	206,214
Hiscox Ltd.	17,115	248,427
Howden Joinery Group PLC	34,711	383,901
HSBC Holdings PLC	941,894	8,130,429
IMI PLC	19,956	443,445
Informa PLC	95,118	1,026,508
InterContinental Hotels Group PLC	9,828	1,032,690
Intermediate Capital Group PLC	17,068	468,077
Intertek Group PLC	10,313	623,422
Investec PLC	30,875	223,191
J Sainsbury PLC	106,705	343,788
JD Sports Fashion PLC	156,919	235,635
Kingfisher PLC	100,207	314,216
Land Securities Group PLC	43,388	339,015
Legal & General Group PLC	355,309	1,017,451
Lloyds Banking Group PLC	3,675,195	2,534,834
London Stock Exchange Group PLC	24,980	2,962,086
LondonMetric Property PLC	117,286	285,617
M&G PLC	133,855	344,117
Marks & Spencer Group PLC	102,570	370,866
Melrose Industries PLC	89,177	621,068
Mondi PLC	31,394	601,728
National Grid PLC	288,519	3,221,642
Next PLC	6,721	766,987
Pearson PLC	37,587	469,355
Persimmon PLC	18,827	319,481
Phoenix Group Holdings PLC	45,305	298,240
Prudential PLC	157,676	1,429,650
Reckitt Benckiser Group PLC	39,340	2,128,262
RELX PLC	121,191	5,552,830
Rentokil Initial PLC	168,068	976,071
Rightmove PLC	51,908	350,382
Sage Group PLC	67,652	926,853
Schroders PLC	52,561	240,547
Segro PLC	78,039	882,943
Severn Trent PLC	13,938	419,524
Smith & Nephew PLC	59,034	731,567
Smiths Group PLC	22,692	488,255
Spirax Group PLC	5,247	562,371
SSE PLC	64,905	1,465,787
Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	118,321	$ 1,068,374
Subsea 7 SA	31,070	583,066
Taylor Wimpey PLC	220,021	393,996
Tesco PLC	497,092	1,920,150
Tritax Big Box REIT PLC	144,496	282,519
Unilever PLC	129,398	7,102,311
UNITE Group PLC	25,913	292,332
United Utilities Group PLC	39,725	493,488
Vistry Group PLC(2)	20,077	299,377
Vodafone Group PLC	1,475,977	1,306,001
Weir Group PLC	16,294	407,506
Whitbread PLC	12,863	482,742
Wise PLC, Class A(2)	44,018	377,527
WPP PLC	69,876	639,831
		$114,614,720
Total Common Stocks (identified cost $837,339,828)		$1,005,209,336

Rights — 0.0%

Security	Shares	Value
Italy — 0.0%
Amplifon SpA Exp. 7/9/24(2)	8,729	$ 0
Total Rights (identified cost $0)		$ 0

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.0%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	8,365,343	$ 8,365,343
Total Affiliated Fund (identified cost $8,365,343)		$ 8,365,343

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	11,979,038	$ 11,979,038
Total Securities Lending Collateral (identified cost $11,979,038)		$ 11,979,038
Total Short-Term Investments (identified cost $20,344,381)		$ 20,344,381

Total Investments — 101.5% (identified cost $857,684,209)	$1,025,553,717
Other Assets, Less Liabilities — (1.5)%	$ (14,939,138)
Net Assets — 100.0%	$1,010,614,579

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $47,894,743 and the total market value of the collateral received by the Fund was $50,955,462, comprised of cash of $11,979,038 and U.S. government and/or agencies securities of $38,976,424.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $11,842,130 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.8%
Information Technology	17.0
Industrials	16.1
Health Care	11.1
Consumer Discretionary	9.7
Consumer Staples	7.5
Materials	6.1
Communication Services	4.5
Utilities	2.8
Real Estate	1.8
Energy	1.1
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

The Fund did not have any open derivative instruments at June 30, 2024.

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $14,938,303, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,473,142	$ 963,387	$ (228,753)	$24,612	$1,340,572	$ 6,572,960	$ 68,474	609,057
Short-Term Investments
Liquidity Fund, Institutional Class(1)	5,693,673	75,175,853	(72,504,183)	—	—	8,365,343	68,103	8,365,343
Total				$24,612	$1,340,572	$14,938,303	$136,577

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$56,300,001	$ —	$56,300,001
Austria	—	2,762,751	—	2,762,751
Belgium	397,508	6,870,036	—	7,267,544
Canada	94,064,430	—	—	94,064,430
Denmark	—	31,795,572	—	31,795,572
Finland	—	8,834,628	—	8,834,628
France	—	86,733,265	—	86,733,265
Germany	701,135	67,087,646	—	67,788,781
Hong Kong	—	13,404,887	—	13,404,887
Ireland	1,495,565	10,438,322	—	11,933,887
Israel	3,370,033	2,607,363	—	5,977,396
Italy	—	19,719,809	—	19,719,809
Japan	—	173,248,899	—	173,248,899
Netherlands	4,710,825	45,907,590	—	50,618,415
New Zealand	—	1,678,873	—	1,678,873
Norway	—	5,790,464	—	5,790,464
Portugal	—	1,248,843	—	1,248,843
Singapore	2,313,434	8,369,674	—	10,683,108
South Korea	—	39,330,476	—	39,330,476
Spain	—	20,016,914	—	20,016,914

Calvert
International Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$2,299,767	$28,022,841	$ —	$30,322,608
Switzerland	8,517,923	81,433,463	—	89,951,386
Taiwan	—	61,121,679	—	61,121,679
United Kingdom	1,081,974	113,532,746	—	114,614,720
Total Common Stocks	$118,952,594	$886,256,742(1)	$ —	$1,005,209,336
Rights	$ —	$0	$ —	$0
Warrants	—	0	—	0
Short-Term Investments:
Affiliated Fund	8,365,343	—	—	8,365,343
Securities Lending Collateral	11,979,038	—	—	11,979,038
Total Investments	$139,296,975	$886,256,742	$ —	$1,025,553,717

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.